UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: October 31,

Date of reporting period: July 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INCOME TRUST

LEGG MASON PARTNERS

GLOBAL INFLATION MANAGEMENT FUND

FORM N-Q

JULY 31, 2009

LEGG MASON PARTNERS GLOBAL INFLATION MANAGEMENT FUND

Schedule of Investments (unaudited)	July 31, 2009

FACE AMOUNT†		SECURITY	VALUE
SOVEREIGN BONDS - 53.0%
Australia - 3.4%
645,000	AUD	Australia Government, Bonds, 4.000% due 8/20/20	$814,888
		Australia Government Bond:
50,000	AUD	4.000% due 8/20/15	65,867
410,000	AUD	4.500% due 4/15/20	309,210

		Total Australia	1,189,965

Canada - 4.0%
320,000	CAD	Canadian Government Bond, 5.000% due 6/1/37 Government of Canada, Bonds:	349,201
27,616	CAD	4.250% due 12/1/21	33,393
365,719	CAD	4.250% due 12/1/26	462,272
338,934	CAD	4.000% due 12/1/31	443,311
100,243	CAD	3.000% due 12/1/36	118,520

		Total Canada	1,406,697

France - 11.3%
		Government of France:
10,540	EUR	1.800% due 7/25/40	14,506
		Bonds:
407,744	EUR	1.600% due 7/25/11	592,318
58,132	EUR	3.000% due 7/25/12	88,970
201,537	EUR	2.500% due 7/25/13	303,444
297,672	EUR	1.600% due 7/25/15	433,173
478,364	EUR	1.000% due 7/25/17	660,829
393,785	EUR	2.250% due 7/25/20	593,769
144,273	EUR	2.100% due 7/25/23	213,920
317,196	EUR	3.400% due 7/25/29	569,906
296,387	EUR	3.150% due 7/25/32	514,900

		Total France	3,985,735

Germany - 3.3%
221,422	EUR	Bundesobligation, Inflation Linked, 2.250% due 4/15/13	329,549
		Bundesrepublik Deutschland:
230,000	EUR	4.250% due 1/4/14	353,847
342,909	EUR	1.500% due 4/15/16	495,647

		Total Germany	1,179,043

Italy - 5.7%
		Italy Buoni Poliennali Del Tesoro:
126,318	EUR	2.600% due 9/15/23	183,149
		Bonds:
242,488	EUR	0.950% due 9/15/10	347,812
252,636	EUR	1.850% due 9/15/12	369,771
81,653	EUR	2.350% due 9/15/19	118,192
		Senior Notes:
416,343	EUR	2.150% due 9/15/14	614,490
275,555	EUR	2.350% due 9/15/35	372,624

		Total Italy	2,006,038

Japan - 5.1%
		Government of Japan, Bonds:
3,018,000	JPY	1.200% due 3/10/14	31,080
7,077,000	JPY	1.100% due 6/10/14	71,866
10,462,400	JPY	0.500% due 12/10/14	101,133
15,210,000	JPY	0.500% due 6/10/15	144,588

See Notes to Schedule of Investments.

LEGG MASON PARTNERS GLOBAL INFLATION MANAGEMENT FUND

Schedule of Investments (unaudited) (continued)	July 31, 2009

FACE AMOUNT†		SECURITY	VALUE
Japan - 5.1% (continued)
12,928,000	JPY	0.800% due 9/10/15	$124,916
11,882,600	JPY	0.800% due 12/10/15	114,641
20,180,000	JPY	1.000% due 6/10/16	194,526
40,080,000	JPY	1.100% due 12/10/16	388,774
20,060,000	JPY	1.200% due 12/10/17	193,043
13,260,100	JPY	1.400% due 3/10/18	129,441
29,940,000	JPY	1.400% due 6/10/18	290,055

		Total Japan	1,784,063

Sweden - 2.3%
3,860,000	SEK	Government of Sweden, Bonds, 3.500% due 12/1/28	805,519

United Kingdom - 17.9%
112,675	GBP	United Kingdom Gilt, 0.750% due 11/22/47	192,497
		United Kingdom Treasury Gilt:
180,000	GBP	2.500% due 8/16/13	749,711
153,912	GBP	1.250% due 11/22/55	325,142
		Bonds:
110,000	GBP	2.500% due 8/23/11	545,496
110,000	GBP	2.500% due 7/26/16	509,577
65,914	GBP	1.250% due 11/22/17	111,022
75,000	GBP	2.500% due 4/16/20	356,016
170,000	GBP	8.000% due 6/7/21	394,886
82,786	GBP	1.875% due 11/22/22	147,147
165,000	GBP	2.500% due 7/17/24	683,865
110,000	GBP	5.000% due 3/7/25	196,191
230,292	GBP	1.250% due 11/22/27	388,292
132,000	GBP	4.125% due 7/22/30	533,759
186,227	GBP	1.250% due 11/22/32	327,492
240,000	GBP	2.000% due 1/26/35	620,836
115,747	GBP	1.125% due 11/22/37	210,803

		Total United Kingdom	6,292,732

		TOTAL SOVEREIGN BONDS
		(Cost - $17,051,468)	18,649,792

CORPORATE BONDS & NOTES - 6.3%
CONSUMER DISCRETIONARY - 0.3%
Hotels, Restaurants & Leisure - 0.1%
		MGM MIRAGE Inc., Senior Secured Notes:
5,000		10.375% due 5/15/14 (a)	5,387
15,000		11.125% due 11/15/17 (a)	16,575

		Total Hotels, Restaurants & Leisure	21,962

Media - 0.2%
10,000		CSC Holdings Inc., Senior Notes, 8.625% due 2/15/19 (a)	10,350
15,000		DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., Senior Notes, 8.375% due 3/15/13	15,394
50,000		DISH DBS Corp., Senior Notes, 6.625% due 10/1/14	48,125

		Total Media	73,869

		TOTAL CONSUMER DISCRETIONARY	95,831

ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
70,000		Chesapeake Energy Corp., Senior Notes, 7.250% due 12/15/18	66,150
85,000		El Paso Corp., Senior Notes, 8.250% due 2/15/16	87,125
25,000		SandRidge Energy Inc., Senior Notes, 9.875% due 5/15/16 (a)	25,375

		TOTAL ENERGY	178,650

See Notes to Schedule of Investments.

LEGG MASON PARTNERS GLOBAL INFLATION MANAGEMENT FUND

Schedule of Investments (unaudited) (continued)	July 31, 2009

FACE AMOUNT†		SECURITY	VALUE
FINANCIALS - 3.8%
Capital Markets - 0.5%
110,000	EUR	Goldman Sachs Group Inc., Senior Notes, 5.375% due 2/15/13	$165,263
150,000		Kaupthing Bank HF, Subordinated Notes, 7.125% due 5/19/16 (a)(b)(c)	375

		Total Capital Markets	165,638

Commercial Banks - 1.3%
50,000	EUR	Commerzbank Capital Funding Trust I, 5.012% due 4/12/16 (d)(e)	27,527
100,000		Glitnir Banki HF, Subordinated Notes, 6.693% due 6/15/16 (a)(b)(c)(d)	60
33,000	EUR	HT1 Funding GmbH, Subordinated Bonds, 5.351% due 6/30/17 (d)(e)	23,715
100,000	EUR	Royal Bank of Scotland Group PLC, Junior Subordinated Debentures, 7.092% due 9/29/17 (d)(e)	57,735
190,000	EUR	Royal Bank of Scotland PLC, Senior Notes, 6.934% due 4/9/18	266,925
100,000	EUR	Unicredito Italiano Capital Trust III, 4.028% due 10/27/15 (d)(e)	95,512

		Total Commercial Banks	471,474

Diversified Financial Services - 1.2%
100,000	EUR	Fortis Hybrid Financing, 5.125% due 6/20/16 (d)(e)	79,831
100,000	EUR	GE Capital European Funding, Senior Notes, 4.875% due 3/6/13	147,074
100,000	EUR	MUFG Capital Finance 4 Ltd., Junior Subordinated, 5.271% due 1/25/17 (d)(e)	119,746
50,000	GBP	Network Rail Infrastructure Finance PLC, Medium-Term Notes, 1.375% due 11/22/37	88,156

		Total Diversified Financial Services	434,807

Insurance - 0.5%
200,000	EUR	ELM BV, 5.252% due 5/25/16 (d)(e)	189,447

Thrifts & Mortgage Finance - 0.3%
		Countrywide Financial Corp.:
20,000		Medium-Term Notes, 5.800% due 6/7/12	20,541
70,000		Subordinated Notes, 6.250% due 5/15/16	65,552

		Total Thrifts & Mortgage Finance	86,093

		TOTAL FINANCIALS	1,347,459

HEALTH CARE - 0.4%
Health Care Providers & Services - 0.4%
		DaVita Inc.:
25,000		Senior Notes, 6.625% due 3/15/13	24,688
5,000		Senior Subordinated Notes, 7.250% due 3/15/15	4,925
80,000		HCA Inc., Senior Secured Notes, 9.875% due 2/15/17 (a)	84,600
35,000		Tenet Healthcare Corp., Senior Notes, 7.375% due 2/1/13	33,862

		TOTAL HEALTH CARE	148,075

INDUSTRIALS - 0.1%
Road & Rail - 0.1%
25,000		Kansas City Southern de Mexico, Senior Notes, 12.500% due 4/1/16 (a)	26,750

MATERIALS - 0.2%
Metals & Mining - 0.2%
40,000		Ryerson Inc., Senior Secured Notes, 12.000% due 11/1/15	35,800
		Teck Resources Ltd., Senior Secured Notes:
5,000		9.750% due 5/15/14 (a)	5,588
5,000		10.250% due 5/15/16 (a)	5,687
5,000		10.750% due 5/15/19 (a)	5,844

		TOTAL MATERIALS	52,919

TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.5%
50,000		Intelsat Intermediate Holding Co., Ltd., Senior Discount Notes, step bond to yield 11.966% due 2/1/15	48,500

See Notes to Schedule of Investments.

LEGG MASON PARTNERS GLOBAL INFLATION MANAGEMENT FUND

Schedule of Investments (unaudited) (continued)	July 31, 2009

FACE AMOUNT†		SECURITY	VALUE
Diversified Telecommunication Services - 0.5% (continued)
50,000	GBP	Telefonica Emisones SAU, 5.375% due 2/2/18	$84,897
40,000		Windstream Corp., Senior Notes, 8.625% due 8/1/16	40,800

		Total Diversified Telecommunication Services	174,197

Wireless Telecommunication Services - 0.2%
25,000		Cricket Communications Inc., Senior Secured Notes, 7.750% due 5/15/16 (a)	25,000
50,000		Sprint Capital Corp., Senior Notes, 8.375% due 3/15/12	50,875

		Total Wireless Telecommunication Services	75,875

		TOTAL TELECOMMUNICATION SERVICES	250,072

UTILITIES - 0.3%
Independent Power Producers & Energy Traders - 0.3%
50,000		AES Corp., Secured Notes, 8.750% due 5/15/13 (a)	51,250
30,000		Calpine Construction Finance Co. LP and CCFC Finance Corp., Senior Secured Notes, 8.000% due 6/1/16 (a)	30,300
60,000		Edison Mission Energy, Senior Notes, 7.625% due 5/15/27	39,600

		TOTAL UTILITIES	121,150

		TOTAL CORPORATE BONDS & NOTES
		(Cost - $2,653,547)	2,220,906

U.S. GOVERNMENT OBLIGATIONS - 3.7%
U.S. Government Obligations - 3.7%
		U.S. Treasury Notes:
180,000		4.250% due 8/15/13	194,963
760,000		2.000% due 11/30/13	751,926
360,000		3.125% due 5/15/19	348,974

		TOTAL U.S. GOVERNMENT OBLIGATIONS
		(Cost - $1,305,412)	1,295,863

U.S. TREASURY INFLATION PROTECTED SECURITIES - 29.8%
		U.S. Treasury Bonds, Inflation Indexed:
110,617		3.500% due 1/15/11	115,422
168,661		3.375% due 1/15/12	178,886
701,947		3.000% due 7/15/12	742,089
209,648		1.875% due 7/15/13	213,775
754,675		2.375% due 1/15/25 (f)	771,184
495,779		2.000% due 1/15/26	481,990
413,693		2.375% due 1/15/27	423,647
602,443		1.750% due 1/15/28	561,402
370,325		3.625% due 4/15/28	446,242
269,015		2.500% due 1/15/29	281,709
442,422		3.875% due 4/15/29	554,686
144,619		3.375% due 4/15/32 (f)	176,842
		U.S. Treasury Notes, Inflation Indexed:
592,752		2.375% due 4/15/11	610,534
411,130		2.000% due 4/15/12	422,308
364,342		0.625% due 4/15/13	360,015
596,221		2.000% due 1/15/14	608,704
510,683		2.000% due 7/15/14	521,375
492,932		1.625% due 1/15/15	491,700
439,908		1.875% due 7/15/15	445,544
441,890		2.000% due 1/15/16	449,347
508,435		2.500% due 7/15/16	534,334
445,515		2.375% due 1/15/17	465,842
81,687		1.625% due 1/15/18	81,406
367,040		1.375% due 7/15/18	357,864

See Notes to Schedule of Investments.

LEGG MASON PARTNERS GLOBAL INFLATION MANAGEMENT FUND

Schedule of Investments (unaudited) (continued)	July 31, 2009

FACE AMOUNT†	SECURITY	VALUE
U.S. TREASURY INFLATION PROTECTED SECURITIES - 29.8% (continued)
199,270	2.125% due 1/15/19	$207,054

	TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES
	(Cost - $9,973,827)	10,503,901

CONTRACTS
PURCHASED OPTIONS - 0.3%
22	Eurodollar Futures, Call @ $99.50, expires 9/14/09	3,300
14	Eurodollar Mid Curve 1-Year Futures, Call @ $98.25, expires 9/11/09	7,525
8	U.S. Treasury 10-Year Notes Futures, Call @ $117.50, expires 8/21/09	7,625
10	U.S. Treasury 10-Year Notes Futures, Put @ $112.00, expires 8/21/09	469
2	U.S. Treasury 10-Year Notes Futures, Put @ $113.50, expires 8/21/09	281
31	U.S. Treasury 2-Year Notes Futures, Call @ $109.00, expires 8/21/09	1,453
30	U.S. Treasury 2-Year Notes Futures, Put @ $107.75, expires 8/21/09	4,687
3	U.S. Treasury 5-Year Notes Futures, Call @ $113.00, expires 8/21/09	7,477
30	U.S. Treasury 5-Year Notes Futures, Call @ $116.00, expires 8/21/09	9,510
15	U.S. Treasury 5-Year Notes Futures, Call @ $116.50, expires 8/21/09	3,818
18	U.S. Treasury 5-Year Notes Futures, Put @ $112.00, expires 8/21/09	1,125
17	U.S. Treasury 5-Year Notes Futures, Put @ $113.00, expires 8/21/09	1,859
9	U.S. Treasury Bonds Futures, Call @ $118.00, expires 8/21/09	15,609
21	U.S. Treasury Bonds Futures, Call @ $119.00, expires 8/21/09	25,922
12	U.S. Treasury Bonds Futures, Call @ $127.00, expires 8/21/09	750

	TOTAL PURCHASED OPTIONS
	(Cost - $84,273)	91,410

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT
	(Cost - $31,068,527)	32,761,872

FACE AMOUNT
SHORT-TERM INVESTMENT - 4.4%
Repurchase Agreement - 4.4%
1,553,000	Morgan Stanley tri-party repurchase agreement dated 7/31/09, 0.150% due
	8/3/09; Proceeds at maturity - $1,553,019; (Fully collateralized by U.S.
	government agency obligation, 5.500% due 7/18/16; Market value - $1,595,503)
	(Cost - $1,553,000)	1,553,000

	TOTAL INVESTMENTS - 97.5% (Cost - $32,621,527#)	34,314,872
	Other Assets in Excess of Liabilities - 2.5%	871,118

	TOTAL NET ASSETS - 100.0%	$35,185,990

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Security is currently in default.

(c)	Illiquid security.

(d)	Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2009.

(e)	Security has no maturity date. The date shown represents the next call date.

(f)	All or a portion of this security is held at the broker as collateral for open futures contracts.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

LEGG MASON PARTNERS GLOBAL INFLATION MANAGEMENT FUND

Schedule of Investments (unaudited) (continued)	July 31, 2009

Abbreviations used in this schedule:

AUD	— Australian Dollar
CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
SEK	— Swedish Krona

Schedule of Written Options

Contracts	Security	Expiration Date	Strike Price	Value
22	Eurodollar Futures, Call	9/14/09	$99.25	$14,850
5	U.S. Treasury 10-Year Notes Futures, Call	8/21/09	118.50	2,321
21	U.S. Treasury Bonds Futures, Call	8/21/09	121.00	12,141
3	U.S. Treasury Bonds Futures, Put	8/21/09	112.00	502

	Total Written Options (Premiums Received - $20,458)			$29,814

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Global Inflation Management Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the last quoted bid and asked prices as of the close of business of that market. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments:
Sovereign Bonds	—	$18,649,792	—	$18,649,792
Corporate Bonds & Notes	—	2,220,906	—	2,220,906
U.S. Government & Agency Obligations	—	1,295,863	—	1,295,863
U.S. Treasury Inflation Protected Securities	—	10,503,901	—	10,503,901
Purchased Options	$91,410	—	—	91,410

Total long-term investments	91,410	32,670,462	—	32,761,872

Short-Term Investments	—	1,553,000	—	1,553,000

Total Investments	91,410	34,223,462	—	34,314,872

Other Financial Instruments:
Futures Contracts	(53,810)	—	—	(53,810)
Written Options	(29,814)	—	—	(29,814)
Written Options on Futures	(12,528)	—	—	(12,528)
Forward Currency Contracts	—	13,313	—	13,313

Total Other Financial Instruments	(96,152)	13,313	—	(82,839)

Total	$(4,742)	$34,236,775	—	$34,232,033

Notes to Schedule of Investments (unaudited) (continued)

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market daily to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Futures Contracts. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit with a broker cash or cash equivalents in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures including foreign denominated, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. The daily changes in contract value are recorded as unrealized gains or losses and the Fund recognizes a realized gain or loss when the contract is closed.

There is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Written Options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing a call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(e) Forward Foreign Currency Contracts. The Fund may enter into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed.

The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(f) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Notes to Schedule of Investments (unaudited) (continued)

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(g) Foreign risk. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(h) Inflation-Indexed Bonds. Inflation-indexed bonds are fixed income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value or interest rate of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount or lower interest rate) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

(i) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At July 31, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$2,363,894
Gross unrealized depreciation	(670,549)

Net unrealized appreciation	$1,693,345

At July 31, 2009, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain (Loss)
Contracts to Buy:
German Euro Bobl	17	9/09	$2,784,852	$2,814,818	$29,966
U.S. Treasury 5-Year Notes	35	9/09	4,035,103	4,038,399	3,296
U.S. Treasury 10-Year Notes	5	9/09	577,522	586,406	8,884

					42,146

Contracts to Sell:
3 Months Euribor	15	9/10	$5,241,349	$5,251,991	$(10,642)
90-Day Eurodollar	2	9/10	491,291	491,150	141
Euro Bundes Obligationer	11	9/09	1,881,741	1,913,714	(31,973)
German Euro Schatz	42	9/09	6,450,586	6,475,871	(25,285)
LIBOR	14	12/09	2,876,582	2,893,154	(16,572)
United Kingdom Treasury Gilt	2	9/09	388,624	392,206	(3,582)
U.S. Treasury 2-Year Notes	30	9/09	6,497,318	6,497,343	(25)
U.S. Treasury 30-Year Bonds	4	9/09	467,982	476,000	(8,018)

					(95,956)

Net Unrealized Loss on Open Futures Contracts					$(53,810)

During the period ended July 31, 2009, written option transactions for the Fund were as follows:

	Number of Contracts	Premiums
Written options, outstanding October 31, 2008	51	$7,111
Options written	617	297,356
Options bought back	(577)	(276,820)
Options expired	(40)	(7,189)

Written options, outstanding July 31, 2009	51	$20,458

Options on futures which trade on the EUREX and LIFFE exchanges are marked-to-market daily. Variation margin payments are received or made by the Fund periodically based on the fluctuation in value. The contract price is not paid at the time of purchase, but upon exercising the options. If exercised, the buyer is required to pay the original contract price to the seller net of the variation margin payments.

At July 31, 2009, the Fund held the following purchased and written options on futures:

Notes to Schedule of Investments (unaudited) (continued)

	Number of Contracts	Strike Price	Expiration Date	Basis Value	Market Value	Unrealized Gain (Loss)
Contracts to Buy:
3 Months Euribor, Call	29	98.75	9/09	$4,279	$2,067	$(2,212)
3 Months Euribor, Call	29	98.38	9/09	13,064	10,852	(2,212)
3 Months Euribor, Call	58	99.25	9/09	2,356	6,201	3,845
3 Months Euribor, Put	22	98.00	9/09	19,176	0	(19,176)
3 Months Euribor, Put	35	98.75	9/09	6,412	624	(5,788)
3 Months Euribor, Put	31	98.63	3/10	15,622	9,943	(5,679)
German Euro Bobl, Call	14	115.50	9/09	9,251	17,064	7,813
German Euro Bobl, Put	15	113.00	9/09	823	107	(716)
German Euro Schatz, Call	44	108.70	9/09	3,256	314	(2,942)
German Euro Schatz, Put	15	107.80	9/09	4,886	748	(4,138)
Germany Federal Republic 5-Year Bonds, Put	16	114.00	9/09	2,168	570	(1,598)
Germany Federal Republic 10-Year Bonds, Call	14	122.50	9/09	6,984	10,777	3,793
LIBOR, Call	6	97.88	12/09	1,779	1,128	(651)
LIBOR, Call	12	97.00	12/09	6,313	10,772	4,459
LIBOR, Call	19	98.63	12/09	4,808	16,858	12,050
LIBOR, Put	43	98.25	12/09	12,747	2,693	(10,054)

						$(23,206)

Contracts to Sell:
3 Months Euribor, Put	31	98.38	3/10	$9,236	$6,076	$3,160
Euro Bundes Obligationer, Put	6	121.00	9/09	5,658	2,994	2,664
LIBOR, Call	6	97.25	12/09	1,979	3,758	(1,779)
LIBOR, Call	12	97.63	12/09	5,085	3,883	1,202
LIBOR, Put	43	97.88	12/09	7,002	1,571	5,431

						$10,678

Net Unrealized Loss on Purchased and Written Options on Futures						$(12,528)

At July 31, 2009, the Fund had the following open forward foreign currency contracts:

Foreign Currency	Local Currency	Market Value	Settlement Date	Unrealized Gain(Loss)
Contracts to Buy:
British Pound	109,639	$183,102	8/19/09	$21,140
British Pound	1,178,706	1,968,481	8/19/09	235,312
British Pound	85,718	143,152	8/19/09	13,378
British Pound	100,478	167,803	8/19/09	16,796
British Pound	280,949	469,195	8/19/09	41,703
British Pound	83,623	139,654	8/19/09	10,073
British Pound	430,000	718,115	8/19/09	39,640
British Pound	140,000	233,805	8/19/09	4,478
British Pound	36,411	60,808	8/19/09	3,205
British Pound	94,425	157,693	8/19/09	3,223
British Pound	232,725	388,658	8/19/09	5,382
British Pound	79,168	132,213	8/19/09	2,659
British Pound	40,329	67,351	8/19/09	808

Notes to Schedule of Investments (unaudited) (continued)

Canadian Dollar	1,177,264	1,091,841	8/19/09	119,780
Canadian Dollar	230,000	213,311	8/19/09	22,321
Canadian Dollar	390,000	361,702	8/19/09	18,895
Canadian Dollar	210,000	194,762	8/19/09	8,154
Canadian Dollar	120,000	111,293	8/19/09	2,091
Canadian Dollar	190,000	176,214	8/19/09	3,250
Euro	5,320,808	7,585,332	8/19/09	574,103
Euro	120,000	171,072	8/19/09	3,458
Euro	360,000	513,215	8/19/09	2,735
Euro	55,306	78,843	8/19/09	905
Euro	373,514	532,480	8/19/09	11,204
Euro	59,953	85,469	8/19/09	155
Hong Kong Dollar	1,300,000	167,765	8/19/09	(100)
Japanese Yen	202,321,891	2,135,702	8/19/09	39,862
Norwegian Krone	2,052,662	334,864	8/19/09	26,888
Swedish Krona	1,146,918	158,875	8/19/09	19,810
Swedish Krona	4,216,470	584,081	8/19/09	66,596

				$1,317,904

Contracts to Sell:
Australian Dollar	509,967	$424,499	8/19/09	$(62,958)
Australian Dollar	240,000	199,777	8/19/09	(12,379)
Australian Dollar	100,000	83,240	8/19/09	(4,040)
Australian Dollar	250,000	208,101	8/19/09	(9,436)
Australian Dollar	122,702	102,138	8/19/09	(4,381)
British Pound	993,006	1,658,355	8/19/09	(214,247)
British Pound	535,002	893,473	8/19/09	(117,591)
British Pound	60,000	100,202	8/19/09	(10,025)
British Pound	110,000	183,704	8/19/09	(17,796)
British Pound	105,000	175,354	8/19/09	(16,204)
British Pound	75,000	125,253	8/19/09	(4,375)
British Pound	275,000	459,260	8/19/09	(8,296)
British Pound	60,000	100,202	8/19/09	(2,726)
British Pound	225,000	375,758	8/19/09	(8,250)
British Pound	50,000	83,502	8/19/09	(2,007)
British Pound	40,000	66,801	8/19/09	(1,346)
British Pound	70,000	116,903	8/19/09	(1,164)
Canadian Dollar	665,459	617,173	8/19/09	(72,474)
Canadian Dollar	400,000	370,976	8/19/09	(24,160)
Canadian Dollar	350,000	324,604	8/19/09	(26,656)
Canadian Dollar	175,000	162,302	8/19/09	(3,399)
Canadian Dollar	190,000	176,214	8/19/09	(848)
Canadian Dollar	190,000	176,214	8/19/09	(1,551)
Canadian Dollar	200,000	185,488	8/19/09	(1,512)
Canadian Dollar	55,547	51,517	8/19/09	(3,790)
Canadian Dollar	190,000	176,214	8/19/09	(678)
Euro	3,202,797	4,565,899	8/19/09	(400,822)
Euro	682,811	973,414	8/19/09	(85,473)
Euro	70,000	99,792	8/19/09	(6,823)
Euro	120,000	171,072	8/19/09	(7,725)
Euro	170,000	242,352	8/19/09	(2,312)

Notes to Schedule of Investments (unaudited) (continued)

Euro	395,000	563,111	8/19/09	(15,779)
Euro	110,000	156,816	8/19/09	(3,492)
Euro	273,741	390,245	8/19/09	(11,606)
Euro	253,331	361,148	8/19/09	(4,944)
Japanese Yen	102,562,188	1,082,642	8/19/09	(13,841)
Japanese Yen	54,162,185	571,734	8/19/09	(6,414)
Japanese Yen	18,180,000	191,907	8/19/09	(2,975)
Japanese Yen	121,260,000	129,416	8/19/09	(2,719)
Norwegian Krone	2,050,000	334,430	8/19/09	(11,071)
Swedish Krona	5,505,225	762,605	8/19/09	(96,306)

				(1,304,591)

Net Unrealized Gain on Open Forward Foreign Currency Contracts				$13,313

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board (“FASB”) of Financial Accounting Standards No. 161, “Disclosure about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure at July 31, 2009.

	Futures Contracts			Forward Foreign Currency Contracts
Primary Underlying Risk Disclosure	Unrealized Appreciation	Unrealized Depreciation	Written Options, at value	Unrealized Appreciation	Unrealized Depreciation	Total
Interest Rate Contracts	$86,704	$(153,042)	$(29,814)			$(96,152)
Foreign Exchange Contracts				$1,318,004	$(1,304,691)	13,313

Total	$86,704	$(153,042)	$(29,814)	$1,318,004	$(1,304,691)	$(82,839)

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	September 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	September 28, 2009

By	/s/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date:	September 28, 2009